Stock-Based Compensation Stock-Based Compensation Expense (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax compensation expense	$ 12.0	$ 11.5	$ 45.3	$ 35.2	$ 30.8
Income tax benefit	(4.1)	(3.8)	(15.1)	(11.8)	(9.9)
Total stock-based compensation expense	7.9	7.7	30.2	23.4	20.9
Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax compensation expense	7.4	7.1	28.1	22.5	19.3
Income tax benefit	(2.5)	(2.3)	(9.3)	(7.5)	(6.1)
Total stock-based compensation expense	4.9	4.8	18.8	15.0	13.2
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax compensation expense	4.6	4.4	17.2	12.7	11.5
Income tax benefit	(1.6)	(1.5)	(5.8)	(4.3)	(3.8)
Total stock-based compensation expense	$ 3.0	$ 2.9	$ 11.4	$ 8.4	$ 7.7